Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	kr 13,580
Property, plant and equipment, closing balance	14,236	kr 13,580
Real estate [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	2,922
Property, plant and equipment, closing balance	2,856	2,922
Machinery and other technical assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	767
Property, plant and equipment, closing balance	914	767
Other equipment tools and installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	9,186
Property, plant and equipment, closing balance	9,493	9,186
Construction in progress and advance payments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	705
Property, plant and equipment, closing balance	973	705
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	46,209	43,418
Additions	4,477	3,663
Balances regarding acquired/divested business	186	(75)
Disposals	(2,587)	(2,722)
Reclassiﬁcations	0
Translation differences	2,256	1,925
Property, plant and equipment, closing balance	50,541	46,209
Cost [member] | Real estate [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	6,946	6,503
Additions	47	54
Balances regarding acquired/divested business	37
Disposals	(275)	(348)
Reclassiﬁcations	287	356
Translation differences	481	381
Property, plant and equipment, closing balance	7,523	6,946
Cost [member] | Machinery and other technical assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	3,549	3,030
Additions	200	207
Balances regarding acquired/divested business	0
Disposals	(421)	(135)
Reclassiﬁcations	213	270
Translation differences	284	177
Property, plant and equipment, closing balance	3,825	3,549
Cost [member] | Other equipment tools and installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	35,009	32,890
Additions	2,705	2,215
Balances regarding acquired/divested business	138	(75)
Disposals	(1,638)	(2,145)
Reclassiﬁcations	593	813
Translation differences	1,413	1,311
Property, plant and equipment, closing balance	38,220	35,009
Cost [member] | Construction in progress and advance payments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	705	995
Additions	1,525	1,187
Balances regarding acquired/divested business	11
Disposals	(253)	(94)
Reclassiﬁcations	(1,093)	(1,439)
Translation differences	78	56
Property, plant and equipment, closing balance	973	705
Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(31,188)	(28,661)
Depreciations	(4,114)	(3,674)
Balances regarding acquired/divested business		50
Disposals	2,169	2,407
Translation differences	(1,552)	(1,310)
Property, plant and equipment, closing balance	(34,685)	(31,188)
Accumulated depreciation and amortization [member] | Real estate [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(3,741)	(3,405)
Depreciations	(502)	(441)
Disposals	226	315
Reclassiﬁcations		1
Translation differences	(265)	(211)
Property, plant and equipment, closing balance	(4,282)	(3,741)
Accumulated depreciation and amortization [member] | Machinery and other technical assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(2,678)	(2,393)
Depreciations	(373)	(286)
Disposals	434	136
Reclassiﬁcations		2
Translation differences	(180)	(137)
Property, plant and equipment, closing balance	(2,797)	(2,678)
Accumulated depreciation and amortization [member] | Other equipment tools and installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(24,769)	(22,863)
Depreciations	(3,239)	(2,947)
Balances regarding acquired/divested business		50
Disposals	1,509	1,956
Reclassiﬁcations		(3)
Translation differences	(1,107)	(962)
Property, plant and equipment, closing balance	(27,606)	(24,769)
Accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(1,441)	(1,374)
Impairment losses	(274)	(198)
Disposals	201	210
Translation differences	(106)	(79)
Property, plant and equipment, closing balance	(1,620)	(1,441)
Accumulated impairment losses [member] | Real estate [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(283)	(275)
Impairment losses	(115)	(22)
Disposals	44	29
Translation differences	(31)	(15)
Property, plant and equipment, closing balance	(385)	(283)
Accumulated impairment losses [member] | Machinery and other technical assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(104)	(75)
Impairment losses	(4)	(30)
Disposals	3	5
Translation differences	(9)	(4)
Property, plant and equipment, closing balance	(114)	(104)
Accumulated impairment losses [member] | Other equipment tools and installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(1,054)	(1,024)
Impairment losses	(146)	(146)
Disposals	145	176
Translation differences	(66)	(60)
Property, plant and equipment, closing balance	(1,121)	kr (1,054)
Accumulated impairment losses [member] | Construction in progress and advance payments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses	(9)
Disposals	kr 9